Trade Payables and Other Payable (Tables)	12 Months Ended
Dec. 31, 2024
Trade Payables and Other Payable [Abstract]
Schedule of Trade Payables and Other Payable
	As at December 31,
	2024	2023
Payables to suppliers of goods	3,056,293	2,725,532
Payables and other payable - agreements (1)	501,603	1,562,246
Payables to other suppliers	335,518	325,447
Labor liabilities	303,365	335,989
Withholding tax payable (2)	74,504	72,146
Tax payable	70,365	72,346
Purchase of assets (4)	53,405	121,554
Dividends payable (3)	9,249	32,691
Other	26,372	38,175
Total trade payables and other payable	4,430,674	5,286,126
Current	4,408,479	5,248,777
Non-current	22,195	37,349

(1)	The detail of payables and other payable - agreements is shown below:
(2)	It corresponds to declarations of withholding taxes and other taxes that are pending payment, and which will be offset with the balance in favor of the income tax return for the year 2024.

(3)	The decrease corresponds to the dividends paid in 2024.

(4)	The reduction is primarily due to the payment of the third installment of $22,873 for the Clearpath contract and $45,276 for other contracts.

Schedule of Payables and Other Payable - Agreements	The detail of payables and other payable - agreements is shown below:
	As at December 31,
	2024	2023
Payables to suppliers of goods	447,726	1,429,006
Payables to other suppliers	53,877	133,240
Total payables and other payable - agreements	501,603	1,562,246